Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of presentation	Basis of presentation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”) and were approved by our Board of Directors on February 11, 2026.
Figures have been rounded to millions of dollars to reflect the accuracy of the underlying balances and as a result certain tables may not add due to rounding impacts.
Material accounting policies
Material accounting policies that relate to the consolidated financial statements as a whole are incorporated in this note. Where a material accounting policy is applicable to a specific note disclosure, the policy is described within the respective note.
Basis of consolidation
These consolidated financial statements include the accounts of West Fraser and its wholly-owned subsidiaries after the elimination of intercompany transactions and balances.
Our material subsidiaries are West Fraser Mills Ltd. and Norbord Inc. Our 50%-owned joint operation, Alberta Newsprint Company, is accounted for by recognizing our share of the assets, liabilities, revenues, and expenses related to the joint operation.
Use of estimates and judgments
The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ materially from these and other estimates, the impact of which would be recorded in future periods. Management is also required to exercise judgment in the process of applying accounting policies. Information about areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:
•Note 2 – Determination of functional currency
•Note 5 – Valuation of inventories
•Note 6-8, 16 – Recoverability of PPE, timber licences, and other intangible assets
•Note 6 – Estimated useful lives of PPE
•Note 8 – Recoverability of goodwill
•Note 11 – Reforestation and decommissioning obligations
•Note 13 – Defined benefit pension plans
•Note 19 – Income taxes
•Note 25 – CVD and ADD duty dispute
Revenue recognition
Revenue is derived primarily from product sales and is recognized when a customer obtains control over the goods. The timing of transfer of control to customers varies depending on the individual terms of the sales contract and typically occurs when the product is loaded on a common carrier at our mill, loaded on an ocean carrier, or delivered to the customer. The amount of revenue recognized is net of our estimate for early payment discounts and volume rebates.
Revenue includes charges for freight and handling. The costs related to these revenues are recorded in freight and other distribution costs.
Reporting currency and foreign currency translation
The consolidated financial statements are presented in USD, which is determined to be the functional currency of our U.S. operations and the majority of our Canadian operations.
For these entities, all transactions not denominated in our U.S. functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as Other income (expense). Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
Our European operations have British pound sterling and Euro functional currencies. Our Cochrane lumber mill and jointly-owned paper operation have Canadian dollar functional currency. Assets and liabilities of these entities are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in Accumulated other comprehensive loss.
Impairment of capital assets
We assess property, plant and equipment, timber licences, and other finite-life intangible assets for indicators of impairment at each reporting date and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
We conduct a review of external and internal sources of information to assess for any impairment indicators. Examples of such triggering events related to our capital assets include, but are not limited to: a significant adverse change in the extent or manner in which the asset is being used or in its physical condition; a change in management’s intention or strategy for the asset, including a plan to dispose of the asset or idle the asset for a significant period of time; a significant adverse change in our long-term price assumption or in the price or availability of inputs required for manufacturing; a significant adverse change in legal factors or in the business climate that could affect the asset’s value; and a current period operating or cash flow loss combined with a history of operating or cash flow losses, or a projection or forecast that demonstrates continuing losses associated with the asset’s use.
Impairment testing is applied to individual assets or cash generating units (“CGUs”), the smallest group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets. We have identified each of our mills as a CGU for impairment testing unless there is economic interdependence of CGUs, in which case they are grouped for impairment testing.
When a triggering event is identified, the recoverability of an asset or CGU is assessed by comparing the carrying amount of the asset or CGU to the estimated recoverable amount, which is the higher of its estimated fair value less costs of disposal and its value in use.
Fair value less costs of disposal is determined by estimating the price that would be received to sell an asset in an orderly transaction between market participants under current market conditions, less incremental costs directly attributable to the disposal. Value in use is determined using a discounted cash flow model by estimating the pre-tax cash flows expected to be generated from the asset over its estimated useful life discounted by a pre-tax discount rate.
Where an impairment loss for an asset or CGU subsequently reverses, the carrying amount of the asset or CGU is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized.
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. Fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs.
The three levels of the fair value hierarchy are:
Level 1
Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2
Values based on inputs other than quoted prices that are observable for the asset or liability, directly or indirectly.
Level 3
Values based on valuation techniques that require inputs which are both unobservable and significant to the overall fair value measurement.
Accounting standards issued but not yet applied
IFRS 18, Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18"), which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces new requirements to improve comparability in the reporting of financial performance to give investors a better basis for analyzing and comparing entities. The standard impacts the presentation of the financial statements and notes, in particular the income statement where entities will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. IFRS 18 will also require management-defined performance measures to be explained and included in a separate note within the financial statements. IFRS 18 is effective for reporting periods beginning on or after January 1, 2027. We are currently assessing the impact of this amendment on our consolidated financial statements.
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7
On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
These amendments are effective for reporting periods beginning on or after January 1, 2026. These amendments are not expected to have a material impact on our consolidated financial statements.